FINANCIAL STATEMENT SCHEDULE I - Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
REVENUE	$ 4,802,309	$ 5,087,178	$ 4,078,013
OPERATING EXPENSES
General and administrative	(311,696)	(255,780)	(226,980)
Total operating expenses	(600,114)	(539,287)	(488,243)
OPERATING INCOME	685,360	839,824	507,092
NON-OPERATING INCOME (EXPENSES)
Interest expenses, net of capitalized interest	(124,090)	(152,660)	(109,611)
Amortization of deferred financing cost	(28,055)	(18,159)	(13,272)
Foreign exchange gain (loss), net	(6,155)	(10,756)	4,685
Other income, net	2,313	1,661	115
Loss on extinguishment of debt	0	(50,935)	0
Total non-operating expenses, net	(154,938)	(259,370)	(111,363)
INCOME BEFORE INCOME TAX	530,422	580,454	395,729
INCOME TAX EXPENSE	(3,036)	(2,441)	2,943
Net income	527,386	578,013	398,672
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
REVENUE	0	0	0
OPERATING EXPENSES
General and administrative	(33,887)	(33,345)	(26,164)
Total operating expenses	(33,887)	(33,345)	(26,164)
OPERATING INCOME	(33,887)	(33,345)	(26,164)
NON-OPERATING INCOME (EXPENSES)
Interest income	3	(403)	5,544
Interest expenses, net of capitalized interest	0	(4,274)	(16,634)
Amortization of deferred financing cost	0	(748)	(3,732)
Foreign exchange gain (loss), net	569	(1,231)	118
Other income, net	22,325	20,366	17,103
Loss on extinguishment of debt	0	(679)	0
Share of results of subsidiaries	620,023	658,016	441,112
Total non-operating expenses, net	642,920	671,047	443,511
INCOME BEFORE INCOME TAX	609,033	637,702	417,347
INCOME TAX EXPENSE	(753)	(239)	(144)
Net income	$ 608,280	$ 637,463	$ 417,203